Business Combination - Air Travel Bureau Limited - Contingent Consideration (Details) - Air Travel Bureau Limited - INR (₨) ₨ in Thousands	8 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Jul. 31, 2017
Reconciliation of fair value measurement of the contingent consideration liability
Contingent liabilities recognised in business combination at beginning of year	₨ 0	₨ 904,727
Liability arising on business combination	610,383
Unrealized fair value changes recognized in profit or loss	294,344	485,282
Advance Paid		200,000
Contingent liabilities recognised in business combination at end of year	₨ 904,727	₨ 1,190,009
Provisional assessment
Business Combination
Fair value of purchase consideration at acquisition date			₨ 1,120,510